Significant Components of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities [Line Items]
Accrued expenses	$ 30,963	$ 40,141
Deferred revenues	29,101	29,707
Accrued income taxes	10,936	5,731
Client postage deposits	4,228	3,562
Transaction processing provisions	1,816	5,382
Dividends payable	729	18,913
Other	22,509	22,427
Total	$ 100,282	$ 125,863